Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and Cash Equivalents	CAD 610	CAD 3,720
Accounts Receivable and Accrued Revenues	1,830	1,838
Income Tax Receivable	68	6
Inventories	1,389	1,237
Risk Management	63	21
Assets Held for Sale	1,048
Total Current Assets	5,008	6,822
Exploration and Evaluation Assets	3,673	1,585
Property, Plant and Equipment, Net	29,596	16,426
Income Tax Receivable	311	124
Risk Management	2	3
Other Assets	71	56
Goodwill	2,272	242
Total Assets	40,933	25,258
Current Liabilities
Accounts Payable and Accrued Liabilities	2,635	2,266
Contingent Payment	38
Income Tax Payable	129	112
Risk Management	1,031	293
Liabilities Related to Assets Held for Sale	603
Total Current Liabilities	4,436	2,671
Long-Term Debt	9,513	6,332
Contingent Payment	168
Risk Management	20	22
Decommissioning Liabilities	1,029	1,847
Other Liabilities	173	211
Deferred Income Taxes	5,613	2,585
Total Liabilities	20,952	13,668
Shareholders’ Equity	19,981	11,590
Total Liabilities and Shareholders’ Equity	40,933	25,258
Commitments and Contingencies